Note 1 - Organization and Basis of Presentation (Details Textual) - USD ($)			1 Months Ended
	May 31, 2019	Apr. 30, 2019	May 31, 2019	May 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents, at Carrying Value, Ending Balance						$ 1,581,000	$ 1,887,000	$ 4,301,000
Loans Payable, Total						4,300,000
Retained Earnings (Accumulated Deficit), Ending Balance						$ (39,741,000)	$ (37,279,000)	$ (31,294,000)
Majority Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Majority Investors [Member] | Subsequent Event [Member]
Proceeds from Notes Payable, Total				$ 500,000	$ 2,000,000
Majority Investors [Member] | First Note to Fund the Company's Operations [Member] | Subsequent Event [Member]
Proceeds from Notes Payable, Total		$ 2,000,000			$ 2,000,000
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member] | Subsequent Event [Member]
Proceeds from Notes Payable, Total	$ 500,000		$ 500,000
Majority Investors [Member] | Notes to Fund the Company's Operations [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%		8.00%
Convertible Debt [Member]
Notes Payable, Total						$ 6,200,000